Net Loss Per Share of Common Stock - Schedule of Diluted Net Loss Per Share (Details) - shares	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	19,691	160,711	6,444,918	1,567,308	19,691
Conversion of convertible preferred stock issued and outstanding [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	17,995	10,541	2,568,240	1,074,790	17,995
Conversion of convertible preferred stock underlying convertible preferred stock warrants [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	1,192	2,374
Exercise of warrants for common stock [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares		101,602	3,405,479
Common stock underlying outstanding options (2024 Plan) [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	504	46,194	471,199	64,948	504